                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
    Sun Life Assurance Company of Canada (U.S.)
    One Sun Life Executive Park
    Wellesley Hills, MA  02181

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:
    MFS/Sun Life Series Trust




 ______________________________________________________________________________
 3. Investment Company Act File Number:
    811-3732

    Securities Act File Number:  2-83616
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:
    12/31/95

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):




 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


                                None
 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



                                None
 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:



    1,437,186 shares were sold for an aggregate sale price of $27,033,933
  _____________________________________________________________________________

 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.




     1,437,186 shares were sold for an aggregate sale price of $27,033,933
 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     35,590 shares were reinvested for an aggregate sale price of $612,598
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     + $27,033,933
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +     612,598
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -  12,170,079
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +         -0-
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued  =  15,476,452
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x    1/2900
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by           $5,336.71
         line (vi)):                                        ___________________

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                  2/27/96
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* Bonnie S. Angus
                            _______________________________________________
                            Secretary
                            Sun Life Assurance Company of Canada (U.S.)
                            _______________________________________________

  Date February   , 1996
       ________________________

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________

February 27, 1996


MFS/Sun Life Series Trust
500 Boylston Street
Boston, Massachusetts  02116


Gentlemen:

I have acted as counsel for MFS/Sun Life Series Trust (the "Trust") in connection with its organization, the proposed issuance of its shares and the preparation of the registration Statement on Form N-1A (File No. 2-83616) filed by the Trust under the Securities Act of 1933 and the Investment Company Act of 1940 (the "Registration Statement").

I understand that pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Trust has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933.

I further understand that the Trust intends to file a notice pursuant to Rule 24f-2 making definite the registration of 1,472,776 shares of the Trust sold in reliance upon said Rule 24f-2 during the fiscal year ended December 31, 1995 (the "Shares").

I have examined the governing instruments of the Trust and a resolution of the Trust's governing body authorizing the issuance of shares of the Trust. I have also examined a certificate of the Treasurer of the Trust to the effect that the Trust received the cash consideration for each of the Shares in accordance with the terms of such resolution. In addition, I have made such examination of law and have examined such other records and documents as I have deemed appropriate in giving this opinion.

I am of the opinion that all necessary Trust action precedent to the issue of all the authorized but unissued shares of the Trust, including the Shares, has been duly taken, and that all such Shares were legally and validly issued, and are fully paid and non-assessable. I express no opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state laws regulating the sale of securities in connection with sales of the Shares.

MFS/Sun Life Series Trust
February 27, 1996
Page 2

I consent to your filing this opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice referred to above.

Very truly yours,




David D. Horn, Esq.
Senior Vice President and
  General Manager
Sun Life Assurance Company
  of Canada (U.S.)

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